Reporting Segments and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reporting Segments and Geographic Information [Abstract]
Schedule of revenue disaggregated by geography, based on the billing address of the Company’s
	June 30,
	2022	2021
United states	$14,858	$3,882
Canada	614	91
UK	435	50
Other	632	256
	$16,539	$4,279

	December 31,
	2021	2020
United States	$13,774	$1,115
Canada	387	37
United Kingdom	229	3
Other	678	49
	$15,068	$1,204

Schedule of revenue disaggregated by customers are generated from booking-related activities
	December 31,
	2021	2020
Fees received from the traveler	$14,519	$1,204
Fees earned from hotel service provides	549	—
	$15,068	$1,204